Note 13 - Earnings / (Loss) Per Share	12 Months Ended
Dec. 31, 2011
Earnings Per Share [Text Block]
13.	Earnings / (Loss) Per Share

Basic and diluted earnings / (loss) per common share are computed as follows:

	2009	2010	2011
Income:
Net income / (loss)	(15,627,504)	(6,605,850)	1,115,989
Basic earnings per share:
Weighted average common shares – Outstanding	30,648,991	30,900,122	31,054,197
Basic earnings / (loss) per share	(0.51)	(0.21)	0.04
Effect of dilutive securities
Unvested incentive stock awards	-	-	50,495
Weighted average common shares – Outstanding	30,648,991	30,900,122	31,104,692
Diluted earnings / (loss) per share	(0.51)	(0.21)	0.04

 During 2009 and 2010, the effect of the unvested stock awards was anti-dilutive.

In 2009, 2010 and 2011, the Company declared dividends of $10,779,609 ($0.35 per share), $6,848,536 ($0.22 per share) and $8,457,722 ($0.27 per share), respectively.

The Company initiated a continuous offering equity program on September 8, 2009 under which it may sell from time to time shares of common stock. During September 2009 the Company sold under this program 134,100 shares at an average price of $4.94 per share resulting in net sales proceeds of $649,265 after commissions of $13,251. The Company recorded a $4,023 increase in share capital and $204,732 increase in paid-in capital after accounting for offering expenses of $440,513. This program was terminated as of January 16, 2010.